Associated companies	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Associated companies
4. Associated companies
	Net income statement effect			Other comprehensive income effect [1]			Total comprehensive income effect

(USD millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019

Roche Holding AG, Switzerland	15 341	677	662	46	-56	-94	15 387	621	568

Others	-2	-4	-3				-2	-4	-3

Associated companies related to continuing operations	15 339	673	659	46	-56	-94	15 385	617	565

[1] In 2021, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 3 million was recycled into the consolidated income statement as a result of the divestment of the investment in Roche Holding AG. No Novartis share of other comprehensive income recognized by associated companies was recycled to the consolidated income statement in 2020 and 2019.

Novartis has certain non-significant investments and had a significant investment in Roche Holding AG, Basel (Roche), which was divested on December 6, 2021, to Roche, that are accounted for as associated companies.
	Balance sheet value

(USD millions)	December 31, 2021	December 31, 2020

Roche Holding AG, Switzerland		9 407

Others	205	225

Total	205	9 632

Roche Holding AG
On November 3, 2021, Novartis entered into an agreement with Roche Holding AG to divest its 33.3% of Roche Holding AG (Roche) voting shares, representing approximately 6.2% of Roche’s total outstanding voting and non-voting equity instruments, to Roche for USD 20.7 billion in cash. As a result, Novartis discontinued the use of equity method accounting starting from November 3, 2021.
The divestment transaction closed on December 6, 2021, and Novartis realized a gain of USD 14.6 billion, recorded in income from associated companies. See Note 2.
The Group’s holding in Roche voting shares was 33.3% at December 31, 2020 and 2019. This investment represented approximately 6.2% of Roche’s total outstanding voting and non-voting equity instruments at December 31, 2020 and 2019.
Since full-year financial data for Roche is not available when Novartis produces its consolidated financial results, a survey of analyst estimates is used to estimate the Group’s share of Roche’s net income. Any differences between these estimates and actual results were adjusted in the Group’s consolidated financial statements when available. As Novartis discontinued the use of equity method accounting starting from November 3, 2021, and the divestment closed on December 6, 2021, no such adjustment will be made to the 2022 Group’s consolidated financial statements.
The following tables show summarized financial information for Roche, including current values of fair value adjustments made at the time of the acquisition of the shares, for the year ended December 31, 2020, and for the six months ended June 30, 2021:
(CHF billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2020	32.9	54.8	25.4	21.0

June 30, 2021	31.3	57.5	25.2	21.3

(CHF billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2020	60.3	12.5	-1.8	10.7

June 30, 2021	32.1	7.6	1.6	9.2

In 2021, dividends received from Roche in relation to the distribution of its 2020 net income amounted to USD 522 million (2020: USD 487 million in relation to the distribution of its 2019 net income).
The consolidated income statement effects from applying Novartis accounting principles for this investment in 2021, 2020 and 2019 are as follows:
(USD millions)	2021	2020	2019

Novartis share of Roche's estimated current-year consolidated net income	815	913	910

Prior-year adjustment	40	-64	-129

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 10 million (2020: USD 26 million; 2019: USD 24 million)	-70	-172	-162

Partial release of deferred tax liability recognized			43

Gain on divestment of the investment in Roche [1]	14 556

Net income effect	15 341	677	662

[1] The gain on divestment of the investment in Roche includes the recycling of currency translation effects (see Note 8.1) and other comprehensive income effects totaling USD 3.2 billion.